Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,317,488	$ 356,191		¥ 1,411,000	$ 216,867	¥ 1,843,233	¥ 1,115,738
Restricted cash	90,149	13,856		167,751
Short-term investments	1,395,694	214,514		361,499
Prepayments and other current assets	918,243	141,131		571,306
Due from related parties	54,052	8,308		44,278
Total current assets	5,396,898	829,488		3,172,246
Non-current assets
Intangible assets, net	70,225	10,793		227,251
Goodwill	634,157	97,468	¥ 939,716	943,922		617,863
Investment in equity investees	149,969	23,050		100,063
Other long-term investment	1,002,721	154,115		877,094
Investment in subsidiaries	1,152,690	177,165		977,157
Total non-current assets	2,052,033	315,391		2,368,888
Total assets	7,448,931	1,144,879		5,541,134
Current liabilities
Accounts payable	164,537	25,289		194,882
Accrued expenses and other current liabilities	1,532,489	235,539		1,408,419
Due to related parties	81,810	12,574		71,167
Income tax payable	50,614	7,779		12,209
Total current liabilities	2,165,754	332,870		2,066,221
Non-current liabilities
Other non-current liabilities	54,574	8,388		42,500
Total non-current liabilities	127,967	19,668		273,735
Total liabilities	2,293,721	352,538		2,339,956
Shareholders' equity
Treasury stock (25,368,080 and nil shares as of December 31, 2016 and 2017, respectively)				(178,991)
Additional paid-in capital	2,644,043	406,382		2,725,675
Retained earnings	1,564,883	240,518		237,293
Accumulated other comprehensive income	84,206	12,943		228,145		119,116	2,201
Total shareholders' equity	4,293,361	659,878		3,012,352
Total liabilities and shareholders' equity	7,448,931	1,144,879		5,541,134
Common Class A [Member]
Shareholders' equity
Ordinary shares	65	10		65
Common Class B [Member]
Shareholders' equity
Ordinary shares	164	25		165
Parent Company [Member]
Current assets
Cash and cash equivalents	373,484	57,403		74,488	$ 11,448	¥ 583,374	¥ 534,390
Restricted cash	65,342	10,043		69,370
Short-term investments	196,026	30,129		316
Prepayments and other current assets	97,120	14,927		33,564
Due from related parties	2,131,927	327,671		2,619,793
Total current assets	2,863,899	440,173		2,797,531
Non-current assets
Intangible assets, net	2,587	398		9,846
Goodwill	59,775	9,187		63,460
Investment in equity investees	5,317	817		5,814
Other long-term investment	326,710	50,214
Investment in subsidiaries	2,295,956	352,882		864,120
Total non-current assets	2,690,345	413,498		943,240
Total assets	5,554,244	853,671		3,740,771
Current liabilities
Bank loans	326,710	50,214		346,850
Accounts payable				32
Accrued expenses and other current liabilities	11,709	1,800		24,101
Due to related parties	919,431	141,314		356,898
Income tax payable	2,772	426		344
Total current liabilities	1,260,622	193,754		728,225
Non-current liabilities
Other non-current liabilities	261	39		194
Total non-current liabilities	261	39		194
Total liabilities	1,260,883	193,793		728,419
Shareholders' equity
Treasury stock (25,368,080 and nil shares as of December 31, 2016 and 2017, respectively)				(178,991)
Additional paid-in capital	2,644,043	406,382		2,725,675
Retained earnings	1,564,883	240,518		237,293
Accumulated other comprehensive income	84,206	12,943		228,145
Total shareholders' equity	4,293,361	659,878		3,012,352
Total liabilities and shareholders' equity	5,554,244	853,671		3,740,771
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	65	10		65
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 164	$ 25		¥ 165